PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Concessions under O&M (Details)	Dec. 31, 2017 GW MW
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | GW	48,120.000
Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
HPP Paulo Afonso I | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	180
HPP Paulo Afonso II | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	443
HPP Paulo Afonso III | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	794
HPP Paulo Afonso IV | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	2,462
HPP Apolnio Sales | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	400
HPP Luiz Gonzaga (Itaparica) | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,480
HPP Xingo | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	3,162
HPP Furnas | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,216
HPP Luiz Carlos Barreto de Carvalho | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,050
HPP Marimbondo | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,440
HPP Porto Colmbia | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	320
HPP Funil | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	216
HPP Corumb I | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	375
HPP Serra da Mesa | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,275
HPP Pedra | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20
HPP Boa Esperana | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	237
HPP Coaracy Nunes | Concessions under O&M
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	78